Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies

1.    Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies

Business and Organization

KONAMI CORPORATION (the “Company”) was founded in 1969 and was incorporated under the laws of Japan in March 1973. The Company and its subsidiaries (collectively “KONAMI”) engage in production and sale of video game software for home video game systems, game machines for installation in amusement arcades and other entertainment venues and other amusement-related products, and operation of health and fitness club facilities. The principal markets for KONAMI’s products are Japan, North America, Europe, Asia and Australia while all of its health and fitness club facility operation is in Japan.

Substantially all of KONAMI’s revenues from content for social networks, video game software have historically been derived from sales of software for use on proprietary game platforms developed and manufactured by other manufacturers. KONAMI may only publish its games for use on the manufacturers’ game platforms if it receives a platform license from them, which is generally for an initial term of several years and may be extended for additional one-year terms. If KONAMI cannot obtain licenses to develop video game software from manufacturers of popular game platforms or if any of its existing license agreements are terminated, it will not be able to release software for those platforms, which may have a negative impact on its results of operations and profitability. To date, KONAMI has successfully obtained extensions or new agreements with the platform manufacturers each time it has attempted to do so. These licenses include other provisions such as approval rights by the manufacturers of all products and related promotional materials which could have an effect on KONAMI’s costs and the release date of new game titles.

In the United States, Canada and Australia, the manufacture and distribution of KONAMI’s gaming machines are subject to numerous federal, state and local regulations. In addition, KONAMI may be subject to regulation as a gaming operator if it enters into lease participation agreements under which it shares in the revenues generated by gaming machines. These regulations are constantly changing and evolving, and may curtail gaming in various jurisdictions in the future, which would decrease the number of jurisdictions from which KONAMI can generate revenues. KONAMI and its key personnel are subject to an extensive investigation before each jurisdictional gaming license is issued. Moreover, KONAMI’s gaming machines are subjected to independent testing and evaluation prior to approval from each jurisdiction. Generally, regulatory authorities have broad discretion when granting, renewing or revoking these game approvals and licenses.

Basis of Presentation

The consolidated financial statements herein are presented in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Reclassifications

Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the presentation used for the year ended March 31, 2012.

Translation into U.S. Dollars

The accompanying consolidated financial statements are stated in Japanese yen, the functional currency of the country in which the Company is incorporated and principally operates. The U.S. dollar amounts included herein represent a translation using the mid price for telegraphic transfer of U.S. dollars for yen quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. as of March 31, 2012 of ¥82.19 to $1 and are included solely for the convenience of the reader. The translation should not be construed as a representation that the yen amounts have been, could have been, or could in the future be converted into U.S. dollars at the above or any other rate.

Summary of Significant Accounting Policies

(a) Consolidation Policy

The accompanying consolidated financial statements include the accounts of the Company and all of its majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

(b) Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with an initial maturity of three months or less.

(c) Marketable Securities

KONAMI classifies its debt and marketable equity securities into one of three categories: trading, available-for-sale, or held-to-maturity securities. Trading securities are bought and held primarily for the purpose of selling them in the near term. Held-to-maturity securities are those securities in which KONAMI has the ability and intent to hold until maturity. All securities not included in trading or held-to-maturity categories are classified as available-for-sale. Trading and available-for-sale securities whose fair values are readily determinable are recorded at fair value. Held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Unrealized gains and losses on trading securities are included in earnings. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from sale of available-for-sale securities are determined based on the average cost method. A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. Dividend income is recognized when received. As of March 31, 2011 and 2012, all equity securities held by KONAMI are classified as available-for-sale.

On a continuous basis, but no less frequently than at the end of each quarter period, KONAMI evaluates the cost basis of an available-for-sale security for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at date of evaluation compared to that at date of acquisition, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the fair value of an available-for-sale security relative to the cost basis of the investment, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors.

KONAMI evaluates the cost basis of a held-to-maturity debt security for possible other-than-temporary impairment by taking into consideration the financial condition, business prospects and credit worthiness of the issuer. The published credit ratings of investee companies that are “BB” or lower are considered an indication of other-than-temporary impairment.

Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate.

(d) Investment in Affiliate

For those investments in affiliates in which the Company has the ability to exercise significant influence over the affiliate’s operations (generally when its voting interest is between 20% and 50%), the equity method of accounting is used. Under this method, the investment is initially recorded at cost and is adjusted to recognize the Company’s share of the net earnings or losses of the affiliates. All significant intercompany profits from these affiliates have been eliminated. Investments in non-marketable equity securities in which the Company does not consolidate or account for under the equity method are carried at cost.

The difference between the initial cost of an investment and the estimated fair value of underlying equity in net assets of an equity method investee (“investor level goodwill”) is not amortized but continues to be reviewed for impairment. When an other-than-temporary decline in value of an equity-method investment occurs, an impairment loss is recognized in earnings. On a continuous basis, but no less frequently than at the end of each quarter period, the Company evaluates the carrying amount of its ownership interests in investee companies for possible impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Any impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. A decline in the fair value of an investment below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the investment is established. The impairment is first applied to reduce the amount of any investor level goodwill, and then to the remaining basis in the investment.

(e) Inventories

Inventories, consisting of merchandise for resale, finished products, work-in-process, raw materials and supplies, are stated at the lower of cost or market. Cost is determined by the specific identification method for software products, and by the weighted average method for others.

(f) Property and Equipment

Property and equipment are carried at cost. Depreciation is computed on the declining-balance method using estimated useful lives ranging from 10 to 50 years for buildings and structures and from 2 to 20 years for tools, furniture and fixtures. Equipment under capital leases is stated at the lower of the present value of minimum lease payments or the fair value of the leased equipment at the inception of the lease and is amortized over the shorter of the lease term or estimated useful life of the asset, which range from 3 to 25 years.

Ordinary maintenance and repairs are expensed as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts and any differences are included in operating income or expenses.

KONAMI recognizes a liability for asset retirement obligations in the period in which it is incurred if sufficient information is available to make a reasonable estimate of fair value. When a company initially recognizes a liability for an asset retirement obligation, it must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived asset.

(g) Software for Internal Use

KONAMI has capitalized costs associated with software systems for internal use, that have reached the application stage and meet recoverability tests as capitalized computer software in the accompanying consolidated balance sheets. Such capitalized costs primarily include external direct costs utilized in developing or obtaining the applications. Capitalization of such costs ceases at the point in which the project is substantially complete and ready for its intended use, and the costs capitalized are amortized on a straight-line basis over the estimated useful life of each application, ranging from 2 to 5 years. KONAMI expenses costs incurred during the preliminary project stage which include costs for making strategic decisions about the project, and determining performance and system requirements. KONAMI also expenses costs incurred for internal-use software in the post-implementation stage such as training and maintenance costs.

(h) Business Combination

KONAMI accounts for business combinations under the acquisition method and, accordingly, has recognized assets acquired including identifiable intangible assets, liabilities assumed and noncontrolling interests based on the respective estimated fair values at the acquisition date. Acquisition costs are expensed as incurred.

(i) Goodwill and Other Identifiable Intangible Assets

Goodwill represents the difference between the cost of an acquired company and amounts allocated to the estimated fair values of identifiable assets acquired, liabilities assumed and any noncontrolling interests. Identifiable intangible assets represent intangible assets related to trademarks, gaming licenses, memberships, patents, customer relationships and franchise and other contracts acquired in connection with acquisitions of subsidiaries.

KONAMI performs an assessment of goodwill for impairment at least annually, and more frequently if an indicator of impairment has occurred, using a two-step process. The first step requires identification of reporting units and determination of the fair value for each individual reporting unit. KONAMI has determined its reporting units to be the same as its reportable segments. The fair value of each reporting unit is then compared to the reporting unit’s carrying amount including assigned goodwill.

To the extent a reporting unit’s carrying amount exceeds its fair value; the second step of the impairment test is performed by comparing the implied fair value of the reporting unit’s goodwill to its carrying amount. If the implied fair value of a reporting unit’s goodwill is less than its carrying amount, an impairment loss is recorded.

For the purpose of evaluating the recoverability of the carrying value of goodwill, KONAMI engages an independent appraiser to assist management in its determination of the fair values of its reporting units. In its computation of the fair values, the appraiser primarily utilizes a discounted cash flow analysis as well as other valuation approaches including the stock price, market capitalization and asset and liability structure of the reporting units. Significant assumptions used in this analysis includes 1) expected future revenue growth rates, profit margins and working capital levels of the reporting units, 2) a discount rate, and 3) a terminal value multiples.

The revenue growth rates, profit margins and working capital levels of the reporting units are based on management’s expectation of future results.

In evaluating the recoverability of other intangible assets which were allocated to the reporting units, KONAMI primarily utilizes a discounted cash flow analysis as well as other applicable valuation approaches, and if applicable, independent valuations.

Intangible assets determined to have an indefinite useful life are also tested for impairment annually or more frequently if there is an indication of potential impairment. KONAMI also reassesses indefinite useful life determinations periodically for each asset. Meanwhile, intangible assets with finite useful lives are amortized over their estimated useful lives on a straight line basis.

KONAMI assesses the recoverability of these intangible assets in a manner similar to KONAMI’s other long-lived assets as described below.

(j) Impairment or Disposal of Long-Lived Assets

KONAMI’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors KONAMI considers important which could trigger an impairment review include: significant underperformance relative to expected historical or projected future operating results; significant changes in the manner of the use of the assets or the strategy for overall business; significant negative industry or economic trends. When it is determined that the carrying amount of assets or asset groups to be held and used may not be recoverable based upon the existence of one or more of these indicators of impairment, recoverability is measured by a comparison of the carrying amount of an asset or asset group to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(k) Derivative Financial Instruments

From time to time, KONAMI uses certain derivative financial instruments to manage its foreign currency risks. KONAMI may enter into forward contracts to reduce its exposure to short-term (generally no more than one year) movements in exchange rates applicable to firm funding commitments that are denominated in currencies other than the Japanese yen.

KONAMI reports all derivative instruments on the balance sheet as either assets or liabilities measured at fair value. For derivative instruments designated and effective as fair value hedges, changes in the fair value of the derivative instrument and of the hedged item attributable to the hedged risk are recognized in earnings. For derivative instruments designated as cash flow hedges, the effective portion of any hedge is reported in accumulated other comprehensive income (loss) until it is recognized in earnings in the same period in which the hedged item affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of all hedges are reported in current earnings each period. Changes in fair value of derivative instruments that are not designated as a hedge are recorded each period in current earnings. If a derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the current period. To date, KONAMI has not designated any derivative instrument as a hedge.

(l) Income Taxes

KONAMI accounts for income taxes based on income before income tax on its consolidated statement of income. Deferred income taxes are recognized by the asset and liability method for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards using enacted tax rates in effect for the years in which those temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

KONAMI recognizes the financial statement effects of tax positions when it is more likely than not that the tax positions, taken or expected to be taken in a tax return, will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. interests and penalties related to unrecognized tax benefits are included in income taxes in its consolidated financial statements.

(m) Revenue Recognition

KONAMI derives revenue from primarily three sources: (i) product revenue, which includes packaged game software and other products, amusement machines and related equipment, gaming machines and related casino management systems, and pachinko slot machines and LCDs for pachinko machines, (ii) service revenue from game content, which includes social game content and e-AMUSEMENT Participation, and (iii) membership fee revenue from health and fitness club members.

For those sources that do not involve delivery of multiple software or other deliverables, KONAMI recognizes revenue based on the basic criteria outlined below:

Persuasive Evidence of an Arrangement.

For product sales, it is KONAMI’s customary practice to have a written contract, which is signed by both the customer and KONAMI, or a purchase order or amendment to the written contract from those customers that have previously negotiated a standard purchase agreement.

For social game content, KONAMI enters into agreements with certain social game platform providers, in which KONAMI provides social game content through the platform to players. The agreements specify for distribution, provision and allocation of revenue in regard with the social game content. The number of virtual goods purchased by the players within the games is electronically recorded by KONAMI’s server as well as by the servers of the platform providers. The platform providers collect cash from players based on the data and pays proceeds to KONAMI, net of the contractual fees attributable to their social game platform.

For KONAMI’s health and fitness clubs, members are required to sign a standard monthly membership agreement upon admission, which is automatically renewed unless the member provides advance notice of his or her intention to cancel prior to the tenth day of the month at the end of which the membership will terminate.

Delivery has Occurred or Service has been Rendered to the Player.

Packaged game software and other products are physically delivered to customers, with standard transfer terms. Also, KONAMI’s game machines and related equipment are physically delivered to customers as a fully-assembled, ready to be installed unit. These arrangements generally include an acceptance clause. KONAMI recognizes revenue from product sales upon delivery and acceptance, which is the timing the rights and risks are transferred to the customer. Generally, KONAMI does not permit exchanges nor accept returns of unsold merchandise except in the case of obvious defects. In certain limited circumstances KONAMI may allow returns, for which management estimates the related allowances based upon management’s evaluation of historical experience, the nature of the software titles and other factors. KONAMI maintains detail listings of software titles in distribution channel, closely monitor their movements, and is able to reasonably estimate future credits to be issued for price protection. These estimates are deducted from gross sales.

Revenue from social game content is recognized when the services, related to the virtual goods within the game, have been rendered to the player. For purposes of determining when the service has been rendered to the player, KONAMI has determined that an implied obligation to the paying player exists for it to continue providing the purchased virtual goods within the social game over the period the player is expected to access the game or when the virtual goods are consumed. KONAMI categorizes its virtual goods as either consumable or durable. Consumable virtual goods represent goods that can be consumed by a specific player action. Common characteristics of consumable goods may include virtual goods that are no longer displayed on the player’s game board and do not provide the player any continuing benefit following consumption. For the sale of consumable virtual goods, KONAMI recognizes revenue as the goods are consumed. Durable virtual goods represent virtual goods that are accessible to the player over an extended period of time. KONAMI recognizes revenue from the sale of durable virtual goods on a straight-line basis over the estimated average playing period. The average playing period of paying players for the applicable game is estimated to be from five months to eight months based on the analysis of historical online usage data. Future paying player usage patterns and behavior may differ from the historical usage patterns and therefore the estimated average playing periods may change in the future.

Revenue from health and fitness club membership is derived primarily from monthly membership fees received from club members. Revenue for those fees is recognized as monthly charges are generally made to the members’ accounts in advance, at the end of each month, with respect to the following month’s membership. This policy requires KONAMI to defer the applicable membership fee revenue for one month.

The Price is Fixed or Determinable.

The price customers pay for KONAMI’s products is negotiated at the outset of an arrangement, and is generally determined by the specific volume of product to be delivered. Therefore, the prices are considered to be fixed or determinable at the start of the arrangement.

As for social game content, prices of virtual goods offered to the players and the fees attributable to social game platform providers are fixed by the agreements.

KONAMI’s membership fee for health and fitness clubs is fixed at the time of admission of the member.

Collection is Probable.

Probability of collection is assessed on a customer-by-customer basis. KONAMI typically sells to customers with whom KONAMI has a history of successful collection. New customers are subject to a credit review process that evaluates the customers’ financial position and ultimately their ability to pay. For KONAMI’s health and fitness clubs, the collectability of membership fees is assured as it generally charges members’ accounts one-month in advance.

For those sources that involve multiple software deliverables, management evaluates revenue recognition based on the following criteria;

(1)	if and when each element has been delivered

(2)	whether undelivered elements are essential to the functionality of the delivered elements

(3)	whether vender-specific objective evidence of fair value (VSOE) exists for undelivered elements

(4)	allocation of the total price among the various elements

For those sources that involve multiple deliverables except for multiple software deliverables, KONAMI applies the recognition criteria. Specifically, deliverables are divided into separate units of accounting if:

(1)	each item has value to the customer on a stand-alone basis, and

(2)	delivery of any undelivered item is considered probable and substantially in KONAMI’s control.

Separate units of accounting are recognized in earnings as they are delivered or ratably over the service period, as applicable.

KONAMI recognizes revenue from packaged software with online functionality for certain platforms in its Digital Entertainment Segment, which is hosted on its internal servers, as multiple software deliverables. As VSOE of fair value for the online services could not be established, revenue from the packaged products has not been allocated among the packaged game products and the online service for those titles, and the entire revenue from the sale of the packaged products has been recognized on a straight-line basis over the estimated online service period. The service period is estimated to be six months based on historical online usage data.

KONAMI’s Digital Entertainment Segment sells amusement machines, provides disposal service for the amusement machines, provides e-AMUSEMENT service which is connecting multiple amusement arcades online, and e-AMUSEMENT Participation service which is sharing playing fees of users with customers (amusement arcade operators), as multiple deliverable arrangements. KONAMI does not grant the right to return amusement machines to the customers. The customers are granted the right to receive disposal services for the amusement machines at the point of sale as a fixed fee arrangement, which is exercisable within 5 to 7 years and require KONAMI to dispose of the machines at the end of their useful lives. The e-AMUSEMENT connection service and e-AMUSEMENT Participation service are a separate contract from the sale of the machines. However, those service contracts are generally entered into concurrently with the sale of the machines. KONAMI has concluded that each of these components contained in such arrangements is a separate unit of accounting since they have standalone value and therefore recognizes revenue when the customers have accepted the machine or when the services have been rendered. As described in (v) New Accounting Pronouncements Adopted, KONAMI elected to early adopt ASU2009-13 and ASU2009-14, which did not have a material impact on revenue recognition of these items. Under a selling price hierarchy modified by those standards, consideration is allocated to each component based on the relative selling price for the deliverables. The selling price for a deliverable is based on VSOE or third party evidence, which is the price of the vendor’s or any competitor’s largely interchangeable services in standalone sales to similarly situated customers.

Revenue from casino management systems that are a part of the Gaming & Systems Segment are recognized as multiple deliverable arrangements. Revenues for individual deliverables are generally recognized when the recognition criteria for that element has been met. Maintenance service revenue is recognized ratably over the maintenance period based on VSOE of selling price established by renewal rates. The early adoption of ASU2009-13 and ASU2009-14 did not have a material impact on revenue recognition of these items.

(n) Software Development Costs

Research and development expenses are charged to earnings as incurred. Research and development expenses included in selling, general and administrative expenses amounted to ¥2,964 million, ¥2,163 million and ¥2,444 million ($29,736 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively, in the accompanying consolidated statements of income.

KONAMI capitalizes certain software development costs incurred after technological feasibility is established or for development costs that have alternative future uses. Under KONAMI’s current practice of developing new game software products, technological feasibility is not established until substantially all development activities are complete, which generally include the development of a working template and the related tools. For game products where a proven game engine technology exists and other criteria supporting the technological feasibility of the game title in development have been met, which include coding and testing of unique or unproven functions and features, KONAMI capitalizes these costs and begins to expense them upon release of the product through cost of revenues or writes them off when they are deemed unrecoverable.

(o) Royalties and License Fees

KONAMI pays royalties and license fees to professional sports organizations and certain other third parties for use of their trade names. Minimum portions of such royalties and license fees paid up-front are recorded as prepaid royalties and are expensed to costs of products sold over the contractual terms ranging primarily from 4 to 12 months. Variable portions of such royalties and license fees, which are generally determined based on the number of copies shipped at the predetermined royalty rates, are expensed to cost of products sold based on actual shipment. Management periodically evaluates the future realizability of prepaid royalties and charges to income any amounts deemed unlikely to be realized. Prepaid royalties amounted to ¥887 million and ¥307 million ($3,735 thousand) at March 31, 2011 and 2012, respectively, and were included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

(p) Shipping and Handling Expenses

Shipping and handling expenses are charged to earnings as incurred and are included in selling, general and administrative expenses in the accompanying consolidated statements of income. Shipping and handling expenses amounted to ¥2,185 million, ¥2,692 million and ¥2,594 million ($31,561 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

(q) Advertising Expenses

Advertising expenses are charged to earnings as incurred and are included in Selling, general and administrative expenses in the accompanying consolidated statements of income. Advertising expenses amounted to ¥9,880 million, ¥8,947 million and ¥9,017 million ($109,709 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

(r) Foreign Currencies Transactions and Translations

Transactions denominated in foreign currencies are recorded using the exchange rates in effect as of the transaction dates. The related foreign currency asset and liability balances are re-measured based on exchange rates prevailing at each balance sheet date with the resulting gain or loss charged to earnings.

Assets and liabilities of a foreign subsidiary where the functional currency is other than Japanese yen are translated into Japanese yen at the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at average exchange rates during the current year. The resulting translation adjustments are included in accumulated other comprehensive income (loss).

(s) Consumption Taxes

Revenue is recorded net of applicable consumption taxes.

(t) Use of Estimates

Preparation of these consolidated financial statements requires management of KONAMI to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of financial statements, and the reported amounts of revenue and expenses during the reporting periods. There can be no assurance that actual results will not differ from those estimates.

KONAMI has identified four areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are service period for deferred net revenue, accounting for software development costs, impairment of long-lived and intangible assets, and realizability of deferred tax assets.

(u) Net Income Per Share

Basic net income attributable to KONAMI CORPORATION stockholders per common share excludes dilution for potential common stock and is computed by dividing consolidated net income (loss) attributable to KONAMI CORPORATION stockholders by the weighted-average number of common shares outstanding. Diluted net income attributable to KONAMI CORPORATION stockholders per common share reflects the effect of potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net income attributable to KONAMI CORPORATION stockholders per common share is calculated by dividing net income attributable to KONAMI CORPORATION stockholders by the sum of the weighted-average number of common shares plus additional shares that would be outstanding if potential dilutive shares had been issued.

The components of basic and diluted net income attributable to KONAMI CORPORATION stockholders per common share are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net income available for KONAMI CORPORATION stockholders	¥13,314	¥12,934	¥23,012	$279,985

	Shares
Weighted-average common shares outstanding	133,461,138	134,065,450	138,433,751

Common stock and common stock equivalents	133,461,138	134,065,450	138,433,751

	Yen			U.S. Dollars
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥99.76	¥96.48	¥166.23	$2.02

Diluted	¥99.76	¥96.48	¥166.23	$2.02

There were no potentially dilutive shares outstanding for the years ended March 31, 2010, 2011 and 2012.

(v) New Accounting Pronouncements Adopted

Effective April 1, 2009, KONAMI adopted the provisions of FASB Statement of Financial Accounting Standards No. 141 Revised, “Business Combinations”, included in FASB ASC Topic 805. This ASC establishes principles and requirements of how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, liabilities assumed, any noncontrolling interest in the acquiree and the goodwill acquired in a business combination. This ASC requires disclosures to enable evaluation of the nature and financial effects of the business combination. See Notes 2.

Effective April 1, 2010, KONAMI has adopted ASU2009-13 “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force”. ASU2009-13 provides amendments to the criteria for allocation of revenues in multiple-deliverable arrangements, and in the absence of vendor-specific objective evidence or a third-party evidence concerning a selling price of deliverable products and services, sets forth a provision to allocate revenues in relation to products and services by applying an estimated selling price. As permitted by ASU2009-13, KONAMI elected to early adopt these new accounting standards at the beginning of its fiscal year ended March 31, 2011 on a prospective basis for arrangements originating or materially modified on or after April 1, 2010. The effect of the early adoption is discussed in (m) Revenue Recognition.

Effective April 1, 2010, KONAMI has adopted ASU2009-14 “Certain Revenue Arrangements That Include Software Elements-a consensus of the FASB Emerging Issues Task Force”. ASU2009-14 is to exclude tangible products containing software components that function to deliver the product’s essential functionality from the criteria for software revenues. As permitted by ASU2009-14, KONAMI elected to early adopt these new accounting standards at the beginning of its fiscal year ended March 31, 2011 on a prospective basis for arrangements originating or materially modified on or after April 1, 2010. The effect of the early adoption is discussed in (m) Revenue Recognition.

Effective October 1, 2010, KONAMI has adopted ASU2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. ASU2010-20 requires to enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As KONAMI did not have material financing receivables which were subject to the provisions of ASU2010-20, required additional disclosures have not been provided.

Effective April 1, 2011, KONAMI has adopted ASU2011-09 “Compensation—Retirement Benefits—Multiemployer Plans (Subtopic 715-80)”. ASU2011-09 requires that an employer provides more detailed information about an employer’s involvement in the multiemployer pension plans, including the names of the significant multiemployer plans and the level of an employer’s participation in the significant multiemployer plans. See Notes 15.

(w) New Accounting Pronouncements Not Yet Adopted

In September, 2011, the FASB issued ASU2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” and, in November 2011, ASU2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU2011-05”. ASU2011-05 requires the presentation of net income and other comprehensive income in a single continuous statement or in two separate but consecutive statements and eliminates the current option to report comprehensive income in the statement of equity. ASU2011-05 also requires separate presentation on the face of the financial statements for items reclassified from other comprehensive income into net income within both the net income and other comprehensive income sections of the financial statements. ASU2011-05 is effective for financial statements issued for fiscal years beginning after December 15, 2011. ASU2011-12 would defer the requirement to separately present within net income reclassification adjustments of items out of accumulated other comprehensive income. However, the proposed ASU would be effective as the same time as ASU2011-12. Management has not yet decided which presentation method Konami will use when it adopts ASU 2011-05.